Retirement and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2022
Retirement and Deferred Compensation Plans [Abstract]
Retirement and Deferred Compensation Plans	16. Retirement and Deferred Compensation Plans

Defined Benefit Pension and Other Postretirement Benefit Plans

We maintain U.S. defined benefit pension plans in which certain U.S. employees and agents are participants, and a U.K. plan we retained after the sale of the Lincoln UK business. Our defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits. We comply with the minimum funding requirements in both the U.S. and the U.K. In accordance with such practice, we were not required to make contributions for the years ended December 31, 2022 and 2021. We do not expect to be required to make any contributions to these pension plans in 2023. We sponsor other postretirement benefit plans that provide health care and life insurance to certain retired employees and agents. Total net periodic cost (recovery) for these plans was $(41) million, $(41) million and $(11) million during 2022, 2021 and 2020, respectively, which was reported within commissions and other expenses on the Consolidated Statements of Comprehensive Income (Loss). In 2023, we expect the plans to make benefit payments of approximately $100 million.

Information (in millions) with respect to these plans was as follows:

	As of or For the Years Ended December 31,
	2022	2021	2022	2021
			Other Postretirement
	Pension Plans		Benefit Plans
Fair value of plan assets	$1,126	$1,667	$71	$67
Projected benefit obligation	1,126	1,595	44	79
Funded status	$-	$72	$27	$(12)

Amounts Recognized on the
Consolidated Balance Sheets
Other assets	$91	$182	$27	$-
Other liabilities	(91)	(110)	-	(12)
Net amount recognized	$-	$72	$27	$(12)

Weighted-Average Assumptions
Benefit obligations:
Weighted-average discount rate	5.49%	2.76%	5.70%	3.10%
Net periodic benefit cost:
Weighted-average discount rate	2.81%	2.61%	3.73%	2.96%
Expected return on plan assets	5.67%	6.13%	6.50%	6.50%

The weighted average discount rate was determined based on a corporate yield curve as of December 31, 2022, and projected benefit obligation cash flows. The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans’ target plan allocation. We reevaluate these assumptions each plan year.

The following summarizes our fair value measurements of our benefit plans’ assets (in millions) on a recurring basis by asset category:

	As of December 31,
	2022	2021

Fixed maturity securities:
Corporate bonds	$292	$452
U.S. government bonds	196	228
Foreign government bonds	128	191
State and municipal bonds	22	28
Limited partnerships and common and
preferred stock	353	527
Bulk annuity insurance policy	89	150
Cash and invested cash	46	91
Other investments	71	67
Total	$1,197	$1,734

Defined Contribution Plans

We sponsor tax-qualified defined contribution plans for eligible employees and agents. We administer these plans in accordance with the plan documents and various limitations under section 401(a) of the Internal Revenue Code of 1986. For the years ended December 31, 2022, 2021 and 2020, expenses for these plans were $102 million, $107 million and $100 million, respectively.

Deferred Compensation Plans

We sponsor non-qualified, unfunded, deferred compensation plans for certain current and former employees, agents and non-employee directors. The results of certain notional investment options within some of the plans are hedged by total return swaps. Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options. Participants of certain plans are able to select our stock as a notional investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For the years ended December 31, 2022, 2021 and 2020, expenses for these plans were $(4) million, $32 million and $35 million, respectively. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

	As of December 31,
	2022	2021
Total liabilities (1)	$686	$841
Investments dedicated to fund liabilities (2)	206	254

(1)Reported in other liabilities on the Consolidated Balance Sheets.

(2)Reported in other assets on the Consolidated Balance Sheets.